Schedule of goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Goodwill gross beginning	$ 27,001,383	$ 27,001,383
Goodwill impairment beginning	14,941,955
Balance	12,059,428	27,001,383
Goodwill Gross, impairment
Goodwill impairment		(14,941,955)
Goodwill impairment net		(14,941,955)
Goodwill gross ending	27,001,383	27,001,383	27,001,383
Goodwill Impairment, ending balance	(14,941,955)	(14,941,955)
Balance	$ 12,059,428	12,059,428	27,001,383
Goodwill impairment gross
Goodwill impairment ending		(14,941,955)
Seamless Group Inc [Member]
Balance		$ 27,001,383	27,001,383	[1]	$ 19,229,528
Balance			$ 27,001,383		27,001,383	[1]
Goodwill from acquisition					$ 7,771,855

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.